INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carried forward	$ 22,549,975	$ 27,349,606
Inventory write-down		26,141
Bad debt provision	$ 163,120	478,367
Government grants related to assets	166,922	498,582
Long-lived asset impairment & depreciation	19,624,021	21,009,037
Others	485,776	748,018
Sub-total	42,989,814	50,109,751
Valuation Allowance	(42,362,849)	$ (50,109,751)	$ (56,633,867)	$ (37,682,733)
Total	$ 626,965
Deferred tax assets are analyzed as:
Current
Non-current	$ 626,965